Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration and risks
Net revenues	$ 83,926,614	$ 272,145,821	$ 441,505,231
Accounts receivable, net	4,949,244	21,483,102	28,127,346
Sales and marketing expenses	44,378,533	200,235,468	418,261,754
Accounts payable	8,171,310	27,760,127
Customer concentration risk | Revenue | Company A
Concentration and risks
Net revenues	$ 20,179,468	$ 75,896,207	$ 115,829,770
Concentration risk (as a percent)	24.04%	27.89%	26.24%
Customer concentration risk | Revenue | Company B
Concentration and risks
Net revenues	$ 8,940,784	$ 68,943,513	$ 58,667,031
Concentration risk (as a percent)	10.65%	25.33%	13.29%
Customer concentration risk | Revenue | Company C
Concentration and risks
Net revenues	$ 12,980,235
Concentration risk (as a percent)	15.47%
Customer concentration risk | Accounts receivable | Company A
Concentration and risks
Concentration risk (as a percent)		31.93%
Accounts receivable, net		$ 7,233,559
Customer concentration risk | Accounts receivable | Company B
Concentration and risks
Concentration risk (as a percent)		10.15%
Accounts receivable, net		$ 2,299,038
Customer concentration risk | Accounts receivable | Company C
Concentration and risks
Concentration risk (as a percent)	12.21%	10.15%
Accounts receivable, net	$ 604,129	$ 2,298,864
Customer concentration risk | Accounts receivable | Company D
Concentration and risks
Concentration risk (as a percent)	10.21%
Accounts receivable, net	$ 505,376
Vendor concentration risk | Sales and marketing expenses | Company C
Concentration and risks
Concentration risk (as a percent)	40.98%
Sales and marketing expenses	$ 18,184,318
Vendor concentration risk | Sales and marketing expenses | Company E
Concentration and risks
Concentration risk (as a percent)			12.53%
Sales and marketing expenses			$ 52,426,534
Vendor concentration risk | Sales and marketing expenses | Company F
Concentration and risks
Concentration risk (as a percent)	16.60%	12.02%
Sales and marketing expenses	$ 7,365,582	$ 24,058,293
Vendor concentration risk | Sales and marketing expenses | Company G
Concentration and risks
Concentration risk (as a percent)		11.00%
Sales and marketing expenses		$ 22,034,256
Vendor concentration risk | Accounts payable | Company C
Concentration and risks
Concentration risk (as a percent)	29.14%	20.03%
Accounts payable	$ 2,381,107	$ 5,560,854
Vendor concentration risk | Accounts payable | Company F
Concentration and risks
Concentration risk (as a percent)		17.70%
Accounts payable		$ 4,913,194
Vendor concentration risk | Accounts payable | Company G
Concentration and risks
Concentration risk (as a percent)	19.13%	14.56%
Accounts payable	$ 1,562,950	$ 4,041,705